FINANCIAL STATEMENT DETAILS - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,381,736	$ 933,401	$ 1,096,235	$ 1,690,594
Restricted cash included in other current assets	8,974	8,539	1,058	1,785
Restricted cash included in other non-current assets	0	0	6,640	0
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	416,434	364,044	321,262	428,292
Restricted cash included in other non-current assets of discontinued operations	111	257	874	1,193
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$ 1,807,255	$ 1,306,241	$ 1,426,069	$ 2,121,864